Payments, by Project - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ (192,812)	$ (35,326)	$ (3,735)	$ (18,197)	$ (1,601)	$ (251,671)